Stockholders' Equity (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Nov. 25, 2017 USD ($) trading_day $ / shares shares	Nov. 26, 2016 USD ($)	Aug. 26, 2017 $ / shares shares	Jul. 06, 2017 shares
Class of Stock [Line Items]
Common stock shares authorized (in shares)	600,000,000		600,000,000
Common shares par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Common stock shares outstanding (in shares)	70,582,573		70,562,477
Warrants converted to shares (in shares)	20,096
Common stock shares issued (in shares)	70,582,573		70,562,477
Warrants issued (in shares)	20,096,571
Number of days after completion of business combination	30 days
Warrant expiration period	5 years
Warrant call price per share (in dollars per share) | $ / shares	$ 0.01
Written notice of redemption period (not less than)	30 days
Number of trading days within a 30-trading day period | trading_day	20
Trading day period	30 days
Number of business days before notice of redemption	3 days
Other income (expense) included in changes in warrant liabilities | $	$ 0
Common Stock
Class of Stock [Line Items]
Shares issued at business combination (in shares)	70,562,477
Number of shares authorized to purchase per warrant (in shares)	1
Warrant price per share (in dollars per share) | $ / shares	$ 11.50
Common stock price (equals or exceeds) (in dollars per share) | $ / shares	$ 18.00
Scenario, Previously Reported
Class of Stock [Line Items]
Common stock shares outstanding (in shares)			70,628,322
(Predecessor)
Class of Stock [Line Items]
Other income (expense) included in changes in warrant liabilities | $		$ (722)
Public Warrants
Class of Stock [Line Items]
Warrants issued (in shares)				13,416,667
Private Placement Warrants
Class of Stock [Line Items]
Warrants issued (in shares)				6,700,000
Restricted Stock
Class of Stock [Line Items]
Outstanding restricted units (in shares)			65,845